Supplement dated April 1, 2013

to the Prospectus dated March 11, 2013 (the “Prospectus”) and Statement of Additional Information (“SAI”) dated March 11, 2013

Effective immediately, all references to the Resource Real Estate Diversified Income Fund website in the Prospectus and SAI are replaced with www.RREDX.com.

This Supplement, and the Prospectus and Statement of Additional Information both dated March 11, 2013 provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1-855-747-9559 or by visiting www.RREDX.com.